Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net income	R$ 11,731.9	R$ 12,188.4	[1],[2]	R$ 11,347.7
Items that will not be reclassified to profit or loss:
Recognition of actuarial gains/(losses)	(258.0)	(106.3)		25.7
Exchange differences on the translation of foreign operations (gains/(losses))
Investment hedge on foreign operations	(3.1)			(130.8)
Investment hedge - put option granted on subsidiaries	(371.7)	25.2		(85.5)
Gains/losses on translation of other foreign operations	8,061.0	(547.7)		1,982.9
Gains/losses on translation of foreign operations	7,686.2	(522.5)		1,766.6
Cash flow hedge - gains/(losses)
Recognized in Equity (Hedge reserve)	1,837.9	788.1		1,747.2
Reclassified from Equity (Hedge reserve) and included in profit or loss	(1,736.5)	(919.3)		(1,253.5)
Total cash flow hedge	101.4	(131.2)		493.7
Other comprehensive (loss)/income	7,529.6	(760.0)		2,286.0
Total comprehensive income	19,261.5	11,428.4		13,633.7
Attributable to
Equity holders of Ambev	18,719.6	11,037.2		13,159.4
Non-controlling interest	R$ 541.9	R$ 391.2		R$ 474.3

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.